Note 14 - Income taxes: Schedule of Effective Income Tax Rate Reconciliation (Details) - Singapore	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Computed tax expense with statutory tax rate	1700.00%	1700.00%	1700.00%
Tax rebate in Singapore	9290.00%	2660.00%	(200.00%)
Additional R&D deduction	38450.00%	5510.00%	(620.00%)
Permanent difference	(20360.00%)	(2850.00%)	1680.00%
Change in valuation allowance	(47000.00%)	(13330.00%)	570.00%
Impact of different tax rates in other jurisdictions	(60810.00%)	3610.00%	(860.00%)
Effect of preferential tax rates	44710.00%	(4090.00%)	760.00%
Effect of true-up on NOL	9330.00%	0.00%	1110.00%
Interest on uncertain tax position	(8800.00%)	(2690.00%)	0.00%
Effective Income Tax Rate Reconciliation, Percent	(33490.00%)	(9480.00%)	4140.00%